Financial Instruments Risk - Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 5,872
Unearned finance income	(619)
Total lease receivable	5,253
Current	(1,588)	$ (1,585)
Long-term	3,665	$ 5,256
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,863
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,653
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,185
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	618
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	156
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 397